OTHER DISCLOSURES - Commitments (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Commitments
Short term contractual obligations	kr 564	kr 787
Maximum due term of obligations	2 years
Contingent commitments	kr 9,520	kr 5,595